Note 12 - Long term debt	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]

Note 12 – Long term debt

Holder	Date issued	Interest rate	Amount due December 31, 2018
Ascentium Capital	10-1-18	13%	$14,285
Fredrick Donze	9-2-18	6%	6,283
Charles O’Dowd (officer)	8-9-18	6%	5,731
Total long term debt			26,298
Less Current portion			7,628
Total long-term debt			$18,670

ABCO acquired the assets of Dr. Fred Air Conditioning services on September 2, 2018 for the total price of $22,000. The allocation of the purchase price was to truck and equipment at $15,000 and the balance was allocated to inventory.  The truck and equipment were financed by Ascentium Capital.  Mr. Fred Donze, the owner, received a three year promissory note for the balance of $7,000 at 6% interest and with monthly payments of $213.

The Company purchased an automobile from its President with a promissory note in the amount of $6,575 dated August 9, 2018 and bears interest at 6% per annum for the three year payment plan.